Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property	S/ 1,043,978	S/ 972,096	S/ 986,538	S/ 1,118,608
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	361,218	349,393
Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	34,982	37,772
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	647,778	584,931
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 241,112	239,152
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 79,080	72,013
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 107,992	50,396
Investment Property year of Acquisition or Construction	2008 days
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Sullana | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 17,703	16,540
Investment Property year of Acquisition or Construction	2012 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 14,162	12,961
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 9,161	8,727
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 22,229	22,975
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 34,982	37,772
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 158,825	168,787
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 109,980	82,925
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 67,424	71,680
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 42,805	49,898
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 32,395	34,569
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cusco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 31,586	30,774
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 20,449	21,819
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo y Aliaga – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 21,285	19,963
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Trujillo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 18,111	17,600
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cercado de Lima – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 14,697	S/ 13,545
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF